LEASES (Tables) - Xtribe PLC [Member]	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Restructuring Cost and Reserve [Line Items]
SCHEDULE OF COMPONENTS OF LEASE EXPENSE

The components of lease expense were as follows:

	For the Six Months Ended June 30, 2024	For the Six Months Ended June 30, 2023
Finance lease cost:
Amortization of ROU asset	$20,663	$20,663
Interest on lease liabilities	986	1,040
Operating lease cost	15,270	15,408
Total lease cost	$36,919	$37,111

Supplemental lease term and discount rate information related to leases was as follows:

	June 30, 2024	December 31, 2023
Weighted-average remaining lease terms – operating leases	6.5 years	7 years
Weighted-average discount rate – operating leases	3.75%	3.75%

Weighted-average remaining lease terms – finance leases	0.5 years	1 years
Weighted-average discount rate – finance leases	3.75%	3.75%

Supplemental cash flow information related to leases was as follows:

	For the Six Months Ended June 30, 2024	For the Six Months Ended June 30, 2023
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$15,113	$15,113
Finance cash flows from finance leases	$6,717	$6,717

The components of lease expense were as follows:

	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022
Finance lease cost:
Amortization of ROU asset	$41,326	$41,326
Interest on lease liabilities	2,056	2,172
Operating lease cost	30,751	33,884
Total lease cost	$74,133	$77,382

Supplemental lease term and discount rate information related to leases was as follows:

	As of December 31, 2023	As of December 31, 2022
Weighted-average remaining lease terms – operating leases	7 years	8 years
Weighted-average discount rate – operating leases	3.75%	3.75%

Weighted-average remaining lease terms – finance leases	1 years	2 years
Weighted-average discount rate – finance leases	3.75%	3.75%

XTRIBE P.L.C and Subsidiaries

Notes to Consolidated Financial Statements

Supplemental cash flow information related to leases was as follows:

	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$30,227	$33,070
Finance cash flows from finance leases	$13,434	$13,434

Right-of-use assets obtained in exchange for new lease liabilities:
Operating leases	$-	$11,319
Finance leases	$-	$-

SCHEDULE OF FUTURE MINIMUM LEASE PAYMENTS UNDER NON-CANCELABLE LEASES

The future minimum lease payments under non-cancelable leases as of June 30, 2024, are as follows:

	Finance Leases	Operating Leases	Total
2024	$6,717	$15,115	$21,832
2025	181,583	30,227	211,810
2026	-	30,227	30,227
2027	-	30,227	30,227
2028	-	30,227	30,227
Thereafter	-	65,487	65,487
Total lease payments	188,300	201,510	389,810
Less: Imputed interest	1,116	6,865	7,981
Total	$187,184	$194,645	$381,829

The future minimum lease payments under non-cancelable leases as of December 31, 2023, are as follows:

	Finance Leases	Operating Leases	Total
2024	$13,434	$30,227	$43,661
2025	181,583	30,227	211,810
2026	-	30,227	30,227
2027	-	30,227	30,227
2028	-	30,227	30,227
Thereafter	-	65,487	65,487
Total lease payments	195,017	216,622	411,639
Less: Imputed interest	2,102	7,915	10,017
Total	$192,915	$208,707	$401,622